                                    FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending: 12/31/03 (b)

Is this a transition report; (Y/N)  N
                                   ---

Is this an amendment to a previous filing? (Y/N)  N
                                                 ---

Those items or sub-items with a box " [/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name: THE FIDELITY VARIABLE ACCOUNT OF MONARCH LIFE
                         INSURANCE COMPANY
     B. File Number; 811-4758
     C. Telephone Number: (413)784-7075

2.   A. Street: ONE MONARCH PLACE
     B. City: Springfield   C. State: MA   D. Zip Code: 01133 Zip Ext.
     E. Foreign Country:              Foreign Postal Code:

3.   Is this the first filing on this form by the Registrant? (Y/N)               N
                                                                                -----

4.   Is this the last filing on this form by Registrant? (Y/N)                    N
                                                                                -----

5.   Is Registrant a small business investment company (SBIC)? (Y/N)              N
                                                                                -----
         [If answer is "Y" (Yes) complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                           Y
                                                                                -----
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A. Is Registrant a series or multiple portfolio company? (Y/N)               N
                                                                                -----
         [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?
                               ------

       Re: The Fidelity Variable Account of Monarch Life Insurance Company
                                File No. 811-4758
                           Annual Report on Form N-SAR

For period ending: 12/31/2003

123.[/]  State the total value of the additional units considered in answering
         item 122 ($000's omitted)                                                $ 0
                                   -------------------------------------------    ---

124.[/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units to be measured on the date they were placed in the
         subsequent series) (#000's omitted)                                      $
                                            ----------------------------------    ---

125.[/]  State the total dollar amount of sales load collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
         units of all series of Registrant ($000's omitted)                       $ 0
                                                           -------------------    ---

126.     Of the amount shown in item 125, state the total dollar amount of sales load collected from secondary market operations in Registrant's units
         (include the sales loads, if any, collected on units of a prior series
         placed in the portfolio of a subsequent series) ($000's omitted)         $ 0
                                                                         -----    ---

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distribution made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                         Number of    Total Assets     Total Income
                                                          Series        ($000's       Distributions
                                                         Investing      omitted)     ($000's omitted)
                                                         ---------    ------------   ----------------
A.       U.S. Treasury direct issue                                   $              $
                                    --------------       ---------    ------------   ----------------

B.       U.S. Government agency                                       $              $
                                ------------------       ---------    ------------   ----------------

C.       State and municipal tax-free                                 $              $
                                     -------------       ---------    ------------   ----------------

D.       Public utility debt                                          $              $
                            ----------------------       ---------    ------------   ----------------

E.       Brokers or dealers debt or debt of
         brokers' or dealers' parent                                  $              $
                                    --------------       ---------    ------------   ----------------

F.       All other corporate intermed. & long -
         term debt                                                    $              $
                  --------------------------------       ---------    ------------   ----------------

G.       All other corporate short-term                               $              $
                                        ----------       ---------    ------------   ----------------

H.       Equity securities of brokers or dealers
         or parents of brokers or dealers                             $              $
                                         ---------       ---------    ------------   ----------------

I.       Investment company equity securities                         $              $
                                             -----       ---------    ------------   ----------------

J.       All other equity securities                         1        $   47,397     $
                                    --------------       ---------    ------------   ----------------

K.       Other securities                                                            $
                         -------------------------       ---------    ------------   ----------------

L.       Total assets of all series of
         registrant                                          1        $   47,397     $
                   -------------------------------       ---------    ------------   ----------------

For period ending: 12/31/2003

File No. 811-4758

128.[/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
         (Y/N)                                                                       Y/N
              ------------------------------------------------------------------  ---------

         (If answer is "N" (No), go to item 131.)

129.[/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
         current period? (Y/N)                                                       Y/N
                              --------------------------------------------------  ---------

130.[/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
         insurance or guarantees? (Y/N)                                              Y/N
                                       -----------------------------------------  ---------

131.[/]  Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted)                                        $   509
                                          --------------------------------------  ---------

132.[/] List the "811" (Investment Company Act of 1940) registration number of all Series of Registration that are being included in this filing:

811-             811-             811-              811-             811-
    ----------       ----------       ----------        ----------       ----------

811-             811-             811-              811-             811-
    ----------       ----------       ----------        ----------       ----------

811-             811-             811-              811-             811-
    ----------       ----------       ----------        ----------       ----------

811-             811-             811-              811-             811-
    ----------       ----------       ----------        ----------       ----------

811-             811-             811-              811-             811-
    ----------       ----------       ----------        ----------       ----------

811-             811-             811-              811-             811-
    ----------       ----------       ----------        ----------       ----------

811-             811-             811-              811-             811-
    ----------       ----------       ----------        ----------       ----------

811-             811-             811-              811-             811-
    ----------       ----------       ----------        ----------       ----------

811-             811-             811-              811-             811-
    ----------       ----------       ----------        ----------       ----------

For fiscal year ending: 12/31/03
File number 811-4758

113. A. [/] Trustee Name:
     B. [/] City:         State:                    Zip Code:             Zip Ext.:
        [/] Foreign Country:                        Foreign Postal Code:

113. A. [/] Trustee Name:
     B. [/] City:         State:                    Zip Code:             Zip Ext.:
        [/] Foreign Country:                        Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:         State:                    Zip Code:             Zip Ext.:
        [/] Foreign Country:                        Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:         State:                    Zip Code:             Zip Ext.:
        [/] Foreign Country:                        Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:         State:                    Zip Code:             Zip Ext.:
        [/] Foreign Country:                        Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:         State:                    Zip Code:             Zip Ext.:
        [/] Foreign Country:                        Foreign Postal Code: